Subsequent Events (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended											0 Months Ended		0 Months Ended		0 Months Ended
	Jan. 05, 2014	Apr. 25, 2013	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Apr. 25, 2013 Minimum	Mar. 31, 2013 Investor Warrants Maximum	Dec. 31, 2013 Investor Warrants Maximum	Mar. 31, 2013 Investor Warrants Minimum	Dec. 31, 2013 Investor Warrants Minimum	Dec. 31, 2013 Series A Warrants	Dec. 31, 2013 Series B Warrants	Mar. 31, 2013 AWP	Dec. 13, 2013 Karlsson Group	Aug. 01, 2012 Karlsson Group	Mar. 31, 2013 Karlsson Group	Mar. 31, 2013 Karlsson Group Investor Warrants	Aug. 01, 2012 Karlsson Group AWP	Dec. 31, 2013 Karlsson Group AWP	Dec. 31, 2013 Karlsson Group AWP Forecast	Mar. 31, 2013 Karlsson Group AWP Forecast	Aug. 01, 2012 Buffalo Management Llc [Member]	Mar. 31, 2013 Buffalo Management Llc [Member]	Dec. 31, 2013 Very Hungry and the Scott Reiman 1991 Trust	May 02, 2013 Bridge Loan Investor Warrants	Apr. 15, 2013 Promissory notes Karlsson Group	Nov. 30, 2012 Promissory notes Karlsson Group	Dec. 31, 2013 Promissory notes Karlsson Group	Aug. 01, 2012 Promissory notes Karlsson Group	Mar. 07, 2013 Apollo Notes Affiliates of Apollo Global Management, LLC	Dec. 31, 2013 Apollo Notes Affiliates of Apollo Global Management, LLC	Mar. 31, 2013 Apollo Notes Affiliates of Apollo Global Management, LLC	Apr. 25, 2013 Subsequent Events	Apr. 23, 2013 Subsequent Events	Jun. 26, 2013 Subsequent Events Public Offering	Jun. 26, 2013 Subsequent Events Investor Warrants Public Offering	Feb. 12, 2014 Subsequent Events Series A Warrants	Jun. 26, 2013 Subsequent Events Series A Warrants Public Offering	Jun. 26, 2013 Subsequent Events Series B Warrants Public Offering	Feb. 12, 2014 Subsequent Events Karlsson Group	Apr. 15, 2013 Subsequent Events Karlsson Group Investor Warrants	May 02, 2013 Subsequent Events Very Hungry and the Scott Reiman 1991 Trust item	Apr. 15, 2013 Subsequent Events First Extension Agreement	Apr. 15, 2013 Subsequent Events First Extension Agreement Karlsson Group	Mar. 31, 2013 Subsequent Events First Extension Agreement Karlsson Group	Apr. 15, 2013 Subsequent Events First Extension Agreement Karlsson Group Investor Warrants Maximum	Mar. 31, 2013 Subsequent Events First Extension Agreement Karlsson Group AWP	Apr. 15, 2013 Subsequent Events First Extension Agreement Karlsson Group Prospect Global Resources Inc.	Apr. 15, 2013 Subsequent Events First Extension Agreement Buffalo Management Llc [Member] Maximum	Jun. 26, 2013 Subsequent Events First Karlsson Note Amendment Karlsson Group	Apr. 15, 2013 Subsequent Events First Karlsson Note Amendment Karlsson Group	Apr. 15, 2013 Subsequent Events First Karlsson Note Amendment Karlsson Group Minimum	Apr. 15, 2013 Subsequent Events First Karlsson Note Amendment Karlsson Group By August 1, 2014 Forecast	Jun. 26, 2013 Subsequent Events Second Extension Agreement Karlsson Group	Jun. 26, 2013 Subsequent Events Second Extension Agreement Karlsson Group Minimum item	Jun. 26, 2013 Subsequent Events Second Extension Agreement Karlsson Group Investor Warrants	Apr. 15, 2013 Subsequent Events Second Extension Agreement Buffalo Management Llc [Member]	May 02, 2013 Subsequent Events Bridge Loan Investor Warrants	May 02, 2013 Subsequent Events Bridge Loan Very Hungry and the Scott Reiman 1991 Trust	Jan. 10, 2014 Subsequent Events Promissory notes item	Apr. 15, 2013 Subsequent Events Promissory notes First Karlsson Note Amendment Karlsson Group	Jan. 10, 2014 Subsequent Events Apollo Notes Affiliates of Apollo Global Management, LLC	Apr. 15, 2013 Subsequent Events Apollo Notes First Extension Agreement Affiliates of Apollo Global Management, LLC item	Apr. 15, 2013 Subsequent Events Approved Subordinated Debt First Karlsson Note Amendment Karlsson Group Maximum	Apr. 15, 2013 Subsequent Events Approved Subordinated Debt First Karlsson Note Amendment Karlsson Group By May 15, 2013 Forecast	Apr. 15, 2013 Subsequent Events Approved Subordinated Debt First Karlsson Note Amendment Karlsson Group By June 17, 2013 Forecast	Apr. 15, 2013 Subsequent Events Approved Subordinated Debt First Karlsson Note Amendment Karlsson Group By September 10, 2013 Forecast	Apr. 15, 2013 Subsequent Events Approved Subordinated Debt First Karlsson Note Amendment Karlsson Group By August 1, 2014 Forecast Maximum
Subsequent Events
Ownership percentage acquired from Karlsson Group																		50.00%
Number of debt instruments restructured																																																												2			2
Aggregate principal amount of restructured debt																																																														$ 7,300,000	$ 6,800,000
Tax gross-up			19,152,000	6,226,000																																															26,300,000
Tax gross-up, including amounts owed prior to amendment																																																			20,100,000
Term of debt instrument from completion of Definitive Feasibility Study																															12 months																														12 months
Interim principal payment																																																													30,000,000
Term of interim principal payment from completion of Definitive Feasibility Study																																																													6 months
Principal payments payable expressed as percentage of net proceeds				40.00%																						40.00%	40.00%					33.00%
Principal payments payable expressed as a percentage of gross proceeds																												10.00%			10.00%																																1.00%
First gross proceeds after which principal payments payable																																																															10,000,000
Interest rate (as a percent)																										9.00%			9.00%		11.00%																												0.00%		9.00%
Interest accrual method																										Simple																																			Compounding
Capital raising milestones																																																					25,000,000												5,000,000	7,000,000	18,000,000	15,000,000
Escrow deposit required			9,400,000																																																9,200,000			12,000,000
Capital raised, a portion of which is required to be deposited into escrow																																																			30,000,000			24,000,000
Additional borrowings allowed before the First Payment Date																																																																10,000,000
Additional borrowings allowed after the First Payment Date																																																																1,000,000
Cure period for payment default																										15 days
Cure period for non-payment default																										30 days
Cure and notice period for non-monetary defaults																																																			10 days
Capital requirement for assignment of debt																																																				30,000,000		30,000,000
Percentage of royalty interest																1.00%							2.00%																					2.00%													1.00%
Royalty cap eliminated																																											75,000,000
Number of common stock that can be purchased against warrants (in shares)																						52,409		2,409,402														833,334	833,334							112,117										60,000
Exercise price (in dollars per share)							$ 212.50	$ 150.00	$ 150.00	$ 4.05	$ 4.05	$ 6.00					$ 212.50					$ 130.00															$ 1.50	$ 6.00	$ 6.00		$ 12.50															$ 6.00		$ 15.00	$ 15.00
Legal fees and expenses reimbursed														50,000																										1,000,000														125,000
Percentage of membership interests pledged for debt																																																100.00%
Percentage of ownership interest held													100.00%																																		100.00%
Royalty as a percentage of gross sales granted															2.00%				10.00%	10.00%	15.00%	1.00%																						15.00%	15.00%									15.00%
Extension term of royalty granted as a percentage of gross sales																																												1 year										6 months
Attorneys' fees and costs associated with consummation of the Extension Agreement and related agreements payable																																												275,000
Interim principal payment eliminated																																																						30,000,000
Percentage of additional proceeds required to place in escrow			50.00%																																																			50.00%
Proceeds from public offering placed into escrow																																																		2,100,000				2,000,000
Proceeds from public offering																																			5,000,000																			5,000,000
Remaining escrow obligation																																																						10,000,000
Number of wells on which the complete total depth milestone is required																																																							8
Exercise period							6 years 2 months 12 days		1 month 6 days																																															5 years
Percentage of outstanding capital stock issuable to Buffalo																																																	10.00%
Percentage of equity market capitalization redeemable as consideration																																																	10.00%
Number of consecutive business days for which the bid price of common stock closed below the minimum $1.00 per share requirement																																		30 days
Bid price per share amount required for continued inclusion on the Nasdaq Capital Market based in Listing Rule (in dollar per share)																																		$ 1.00
Number of calendar days to regain compliance rules related to minimum bid price per share																																		180 days
Market value required for continued inclusion on the Nasdaq Capital Market based on Listing Rule		35,000,000																															35,000,000
Number of consecutive business days for which the market value of listed securities has fallen below the $35 million minimum requirement for continued listing						30 days																											30 days
Number of calendar days to regain compliance rules related to minimum market value		180 days																															180 days
Proceeds from debt																									5,000,000																																		5,000,000
Amount of unsecured subordinated promissory notes exchanged																														$ 6,800,000																													$ 5,500,000
Number of related parties that entity borrowed from																																										2
Units issued in public offering																																			833,334
Common stock issued in public offerings (in shares)	1,500																																		833,334
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001																														$ 0.001
Public offering price in an underwritten public offering (in dollars per share)																																				$ 6.00
Number of warrants under an option exercised by the underwriter																																				23,464		1	1
Exercise price under an option exercised by the underwriter (in dollars per share)																																				$ 0.005